Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Reconciliation Operating Lease Commitments

The following is a reconciliation to the operating lease commitments as of December 31, 2018:

	As of January 1, 2019
Operating lease commitments as of December 31, 2018	Ps.	50,546
Less: Commitments relating to short-term leases and low-value assets		699
Add: Commitments relating to leases previously classified as finance leases		373

Lease liabilities at the beginning of the period	Ps.	50,220